FLEXSHARES® TRUST

FlexShares® Disciplined Duration MBS Index Fund

SUPPLEMENT DATED JUNE 14, 2021 TO THE PROSPECTUS DATED MARCH 1, 2021, AS SUPPLEMENTED

This Supplement amends and restates the supplement to the Prospectus dated May 26, 2021.

Effective immediately, the Prospectus is updated as follows:

1.    The following replaces the paragraph under “Management” on page 149:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. David M. Alongi, a Senior Vice President of Northern Trust Investments, Inc., and Michael R. Chico and Kevin O’Shaughnessy, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since June 2021, September 2020 and May 2016, respectively.

2.    The following replaces the sixth full paragraph and corresponding sub-paragraphs under “Description of Fund Management – Portfolio Managers”:

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® Disciplined Duration MBS Index Fund are:

David M. Alongi is a Senior Vice President of NTI. Mr. Alongi joined NTI in 2000 and is responsible for leading the portfolio management and trading process for passive fixed-income portfolios.

Michael R. Chico is a Vice President of NTI. Mr. Chico joined NTI in 2007 and is responsible for managing various fixed-income funds.

Kevin O’Shaughnessy is a Vice President of NTI. Mr. O’Shaughnessy joined NTI in 1997 and is responsible for managing various fixed-income funds.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® Disciplined Duration MBS Index Fund

SUPPLEMENT DATED JUNE 14, 2021 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2021, AS SUPPLEMENTED

This Supplement amends and restates the supplement to the SAI dated May 26, 2021.

Effective immediately, the SAI is updated as follows:

1.    The disclosure as to the portfolio managers of the FlexShares® Disciplined Duration MBS Index Fund in the table under the section entitled “Portfolio Managers” beginning on page 82 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS
FlexShares® Disciplined Duration MBS Index Fund	David M. Alongi, Michael R. Chico and Kevin O’Shaughnessy

2.    The following disclosure is added under the section entitled “Portfolio Managers – Accounts Managed by Portfolio Managers” beginning on page 82 of the SAI:

The table below discloses accounts within each type of category listed below for which David M. Alongi* was jointly and primarily responsible for day-to-day portfolio management as of May 31, 2021.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares Trust:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	David M. Alongi became a Portfolio Manager of the FlexShares® Disciplined Duration MBS Index Fund effective June 2021.

3.    The following information, as of May 31, 2021, is added in the table under the section entitled “Portfolio Managers – Disclosure of Securities Ownership” beginning on page 88 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
David M. Alongi *****	FlexShares® Disciplined Duration MBS Index Fund	None

*****	David M. Alongi became a Portfolio Manager of the FlexShares® Disciplined Duration MBS Index Fund effective June 2021.

Please retain this Supplement with your SAI for future reference.